THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
COMMON STOCKS (97.2%)
BASIC INDUSTRIES (2.2%)
CHEMICALS (1.1%)
Air Products & Chemicals, Inc....................       134,100   $    4,643,212
Dow Chemical Co..................................        14,000        1,498,875
IMC Global, Inc..................................         1,300           19,987
PPG Industries, Inc..............................        61,900        3,067,919
Praxair, Inc.....................................        56,700        2,381,400
Rohm & Haas Co...................................       160,200        5,466,825
Solutia, Inc.....................................        43,300          525,012
                                                                  --------------
                                                                      17,603,230
                                                                  --------------

FOREST PRODUCTS & PAPER (0.4%)
Bowater, Inc.....................................         9,800          506,537
Fort James Corp..................................        76,400        1,728,550
Georgia-Pacific Group............................         7,200          235,800
International Paper Co...........................        66,300        2,308,069
Smurfit-Stone Container Corp.+...................        73,000        1,035,687
Temple-Inland, Inc...............................        18,600          924,187
                                                                  --------------
                                                                       6,738,830
                                                                  --------------

METALS & MINING (0.7%)
Alcoa, Inc.......................................       149,600        8,742,250
Allegheny Technologies, Inc......................        38,200          861,887
Nucor Corp.......................................        29,400        1,142,925
Phelps Dodge Corp................................        23,200        1,041,100
                                                                  --------------
                                                                      11,788,162
                                                                  --------------
  TOTAL BASIC INDUSTRIES.........................                     36,130,222
                                                                  --------------

CONSUMER GOODS & SERVICES (19.4%)
APPARELS & TEXTILES (0.1%)
Jones Apparel Group, Inc.+.......................        58,000        1,555,125
                                                                  --------------

AUTOMOTIVE (2.0%)
Dana Corp........................................        58,200        1,502,287
Delphi Automotive Systems Corp...................       193,100        3,487,869
Ford Motor Co....................................       333,800       16,210,162
General Motors Corp..............................       136,900        9,668,562
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
AUTOMOTIVE (CONTINUED)

Goodyear Tire and Rubber Co......................        51,500   $    1,281,062
Lear Corp.+......................................        36,800          862,500
                                                                  --------------
                                                                      33,012,442
                                                                  --------------

BROADCASTING & PUBLISHING (2.3%)
AT&T Corp. - Liberty Media Group, Class A........        80,100        3,549,431
Comcast Corp., Class A+..........................       161,500        6,116,812
Gannett Co., Inc.................................       124,700        8,074,325
Knight-Ridder, Inc...............................        43,600        2,310,800
MediaOne Group, Inc.+............................       246,000       16,435,875
New York Times Co., Class A......................         8,300          318,512
                                                                  --------------
                                                                      36,805,755
                                                                  --------------

ENTERTAINMENT, LEISURE & MEDIA (3.2%)
America Online, Inc.+............................       425,400       22,546,200
Fox Entertainment Group, Inc. , Class A+.........        56,000        1,463,000
International Game Technology+...................        41,500        1,125,687
Seagram Company Ltd.(i)..........................       164,000        7,820,750
Time Warner, Inc.................................       243,500       19,221,281
                                                                  --------------
                                                                      52,176,918
                                                                  --------------

FOOD, BEVERAGES & TOBACCO (3.2%)
Bestfoods........................................        82,200        5,301,900
Coca-Cola Co.....................................       138,700        7,403,112
General Mills, Inc...............................        69,200        2,746,375
H.J. Heinz Co....................................       104,600        4,099,012
Hershey Foods Corp...............................         2,300          119,312
Kellogg Co.......................................        85,400        2,594,025
Nabisco Holdings Corp., Class A..................         6,300          290,981
Philip Morris Companies, Inc.....................       794,100       20,745,862
Quaker Oats Co...................................        42,400        3,119,050
Ralston-Ralston Purina Group.....................        21,700          402,806
Unilever NV (ADR)(i).............................       122,500        6,224,531
                                                                  --------------
                                                                      53,046,966
                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co........................................        69,600   $    2,757,900
Kimberly-Clark Corp..............................        16,400          992,200
Procter & Gamble Co..............................       320,500       21,313,250
                                                                  --------------
                                                                      25,063,350
                                                                  --------------

PERSONAL CARE (0.6%)
Estee Lauder Companies, Inc., Class A............        17,400          779,737
Gillette Co......................................       274,100        9,148,087
                                                                  --------------
                                                                       9,927,824
                                                                  --------------

RESTAURANTS & HOTELS (0.5%)
Marriott International, Inc. - Class A...........        51,100        1,852,375
McDonald's Corp..................................        89,200        3,194,475
Starwood Hotels & Resorts Worldwide, Inc.........        81,700        2,415,256
                                                                  --------------
                                                                       7,462,106
                                                                  --------------
RETAIL (6.0%)
Abercrombie & Fitch Co., Class A+................         9,300           91,256
Circuit City Stores-Circuit City Group...........        25,200        1,255,275
Federated Department Stores, Inc.+...............        81,000        3,118,500
Gap, Inc.........................................       266,100        9,330,131
Hasbro, Inc......................................        37,900          620,612
Home Depot, Inc..................................       221,400       10,807,087
J.C. Penney, Inc.................................        67,000        1,214,375
Kmart Corp.+.....................................        98,800          839,800
Kroger Co.+......................................       246,800        4,905,150
Limited, Inc.....................................       120,200        2,899,825
Lowe's Companies, Inc............................        94,600        4,404,812
Mattel, Inc......................................       154,700        2,098,119
May Department Stores Co.........................       103,700        3,117,481
Safeway, Inc.+...................................        27,900        1,286,887
Sears, Roebuck & Co..............................        85,700        3,165,544
Target Corp......................................       142,700        8,945,506
TJX Companies, Inc...............................       109,100        2,359,287
Wal-Mart Stores, Inc.............................       647,300       37,300,662
                                                                  --------------
                                                                      97,760,309
                                                                  --------------
  TOTAL CONSUMER GOODS &
   SERVICES.....................................................     316,810,795
                                                                  --------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------

ENERGY (6.3%)
GAS EXPLORATION (0.1%)
Union Pacific Resources Group, Inc...............        88,600   $    2,098,712
                                                                  --------------

GAS-PIPELINES (0.1%)
Dynegy, Inc. - Class A...........................        25,900        1,997,537
                                                                  --------------

OIL-PRODUCTION (5.8%)
Chevron Corp.....................................       111,200       10,279,050
Conoco, Inc. - Class B...........................        47,100        1,342,350
Devon Energy Corp................................        10,400          622,050
Exxon Mobil Corp.................................       595,900       49,645,919
Royal Dutch Petroleum Co. (ADR)(i)...............       374,500       23,382,844
Texaco, Inc......................................        96,600        5,548,462
Tosco Corp.......................................        61,200        1,874,250
Ultramar Diamond Shamrock Corp.+.................        23,500          609,531
Valero Energy Corp...............................        24,400          713,700
                                                                  --------------
                                                                      94,018,156
                                                                  --------------

OIL-SERVICES (0.3%)
Baker Hughes, Inc................................        54,300        1,968,375
Cooper Cameron Corp.+............................         9,000          627,750
Global Marine, Inc.+.............................        67,400        1,908,262
                                                                  --------------
                                                                       4,504,387
                                                                  --------------
  TOTAL ENERGY...................................                    102,618,792
                                                                  --------------

FINANCE (14.0%)
BANKING (6.4%)
AmSouth Bancorporation...........................        12,500          225,781
Bank of America Corp.............................       124,000        6,889,750
Bank One Corp....................................       225,300        7,448,981
Banknorth Group Inc..............................        16,900          235,544
Charter One Financial, Inc.......................        56,000        1,274,000
Chase Manhattan Corp.............................        53,800        4,018,187
Citigroup, Inc...................................       410,000       25,496,875
Comerica, Inc....................................        35,400        1,792,125
Compass Bancshares, Inc..........................        19,400          392,850
Dime Bancorp, Inc................................        43,200          788,400
First Tennessee National Corp....................        29,500          604,750
First Union Corp.................................       275,600        9,697,675
Firstar Corp.....................................       146,800        3,752,575

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
BANKING (CONTINUED)
FleetBoston Financial Corp.......................       206,600   $    7,812,062
Golden West Financial Corp.......................        35,900        1,498,825
GreenPoint Financial Corp........................        31,300          653,387
Hibernia Corp., Class A..........................        35,100          451,912
KeyCorp..........................................       118,800        2,494,800
Marshall & Ilsley Corp...........................        28,400        1,377,400
Mercantile Bankshares Corp.......................        14,800          490,250
North Fork Bancorporation, Inc...................        39,400          652,562
Pacific Century Financial Corp...................        10,400          234,000
PNC Bank Corp....................................        81,600        4,110,600
Regions Financial Corp...........................        46,500        1,052,062
Southtrust Corp..................................        47,500        1,285,469
Summit Bancorp...................................        37,300        1,070,044
SunTrust Bank, Inc...............................         7,000          418,250
TCF Financial Corp...............................        23,500          615,406
U.S. Bancorp.....................................       165,500        4,303,000
U.S. Trust Corp..................................        67,100        9,532,394
Washington Mutual, Inc...........................       123,700        3,556,375
Wilmington Trust Corp............................         4,300          218,225
                                                                  --------------
                                                                     104,444,516
                                                                  --------------

FINANCIAL SERVICES (4.8%)
A.G. Edwards, Inc................................        17,700          618,394
Ameritrade Holding Corp. , Class A+..............        33,500          381,062
Associates First Capital Corp., Class A..........       165,600        4,543,650
AXA Financial, Inc...............................       137,300        5,346,119
Bear Stearns Companies, Inc......................        30,400        1,197,000
Capital One Financial Corp.......................        59,500        2,811,375
Charles Schwab Corp..............................        29,700          853,875
CIT Group, Inc., Class A.........................        62,800        1,150,025
Countrywide Credit Industries, Inc...............        27,900          857,925
E*TRADE Group, Inc.+.............................        85,300        1,327,481
Fannie Mae.......................................       185,800       11,171,225
Franklin Resources, Inc..........................        50,000        1,500,000
Freddie Mac......................................       180,100        8,014,450
Goldman Sachs Group, Inc.........................       118,900        8,746,581
Household International, Inc.....................        86,400        4,060,800
John Hancock Financial Services, Inc.+...........       108,700        2,425,369
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
FINANCIAL SERVICES (CONTINUED)

Lehman Brothers Holdings, Inc....................        39,100   $    3,018,031
Merrill Lynch & Co., Inc.........................       112,900       11,134,763
Morgan Stanley Dean Witter & Co..................        52,900        3,805,494
Paine Webber Group, Inc..........................        49,100        2,206,431
Providian Financial Corp.........................         5,000          444,688
TD Waterhouse Group, Inc.+.......................       105,400        1,627,113
                                                                  --------------
                                                                      77,241,851
                                                                  --------------

INSURANCE (2.8%)
Allstate Corp....................................       397,400       10,531,100
Ambac Financial Group, Inc.......................        33,600        1,692,600
American General Corp............................        15,900        1,018,594
American International Group, Inc................        61,200        6,888,825
Aon Corp.........................................        99,100        3,480,888
CIGNA Corp.......................................        58,100        5,160,006
Financial Security Assurance Holdings Ltd........         3,000          225,375
Fremont General Corp.............................         4,800           21,000
Hartford Financial Services Group, Inc...........        85,300        5,043,363
Lincoln National Corp............................        56,400        2,185,500
MBIA, Inc........................................        47,700        2,757,656
MetLife, Inc.....................................       268,400        5,502,200
Torchmark Corp...................................        61,100        1,661,156
                                                                  --------------
                                                                      46,168,263
                                                                  --------------
  TOTAL FINANCE..................................                    227,854,630
                                                                  --------------

HEALTH CARE (10.5%)
BIOTECHNOLOGY (0.1%)
Genzyme Corp.+...................................        16,100          914,681
Human Genome Sciences, Inc.+.....................         9,800          859,950
Incyte Pharmaceuticals, Inc.+....................         6,100          321,775
                                                                  --------------
                                                                       2,096,406
                                                                  --------------

HEALTH SERVICES (0.9%)
Aetna, Inc.......................................        57,400        3,831,450
HCA - The Healthcare Co.+........................       153,300        4,139,100
Tenet Healthcare Corp............................       123,000        3,151,875

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
HEALTH SERVICES (CONTINUED)
United Health Group, Inc.........................        23,900   $    1,782,044
Wellpoint Health Networks, Inc.+.................        23,100        1,677,638
                                                                  --------------
                                                                      14,582,107
                                                                  --------------
MEDICAL SUPPLIES (0.7%)
Baxter International Inc.........................         2,100          139,650
Becton, Dickinson & Co...........................        93,400        2,726,113
Boston Scientific Corp.+.........................        50,500        1,294,063
Guidant Corp.+...................................         7,300          369,563
Medtronic, Inc...................................       113,400        5,854,275
PE Corp.- PE Biosystems Group....................         2,600          144,300
St. Jude Medical, Inc............................        27,500          988,281
                                                                  --------------
                                                                      11,516,245
                                                                  --------------

PHARMACEUTICALS (8.8%)
Abbott Laboratories..............................       299,100       12,169,631
ALZA Corp.+......................................        97,400        4,949,138
American Home Products Corp......................       329,200       17,735,650
Bristol-Myers Squibb Co..........................       461,700       25,422,356
Eli Lilly & Co...................................       279,600       21,284,550
Forest Laboratories, Inc.+.......................        23,500        2,079,750
IDEC Pharmaceuticals Corp.+......................         8,000          510,500
Johnson & Johnson................................        26,500        2,371,750
Merck & Co., Inc.................................        89,800        6,701,325
Pharmacia Corp...................................       314,900       16,355,119
Schering-Plough Corp.............................       282,600       13,670,775
Warner-Lambert Co................................       162,800       19,881,950
Watson Pharmaceuticals, Inc.+....................        20,600          908,975
                                                                  --------------
                                                                     144,041,469
                                                                  --------------
  TOTAL HEALTH CARE..............................                    172,236,227
                                                                  --------------

INDUSTRIAL PRODUCTS & SERVICES (8.7%)
AEROSPACE (1.1%)
Boeing Co........................................        13,400          523,438
Honeywell International, Inc.....................       275,800       15,082,813
Lockheed Martin Corp.............................        47,400        1,161,300
Raytheon Co., Class A............................        40,700          958,994
Raytheon Co., Class B............................        12,800          300,000
                                                                  --------------
                                                                      18,026,545
                                                                  --------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------

BUILDING MATERIALS (0.0%)
USG Corp.........................................        16,600   $      625,613
                                                                  --------------

CAPITAL GOODS (0.2%)
Eaton Corp.......................................        28,900        2,097,056
PACCAR, Inc......................................        27,200        1,139,000
                                                                  --------------
                                                                       3,236,056
                                                                  --------------

COMMERCIAL SERVICES (0.3%)
Cendant Corp.+...................................       418,200        5,541,150
                                                                  --------------

DIVERSIFIED MANUFACTURING (6.2%)
B.F. Goodrich Co.................................        48,200        1,711,100
Cooper Industries, Inc...........................        40,000        1,340,000
Eastman Kodak Co.................................       105,400        6,297,650
General Electric Co.(s)..........................     1,277,600       67,233,700
Ingersoll-Rand Co................................        47,500        2,164,219
ITT Industries, Inc..............................        30,000        1,036,875
Johnson Controls, Inc............................        20,900        1,189,994
Rockwell International Corp......................        65,700        2,693,700
Tyco International Ltd.(i).......................       356,300       16,768,369
Xerox Corp.......................................         2,800           75,950
                                                                  --------------
                                                                     100,511,557
                                                                  --------------

ELECTRICAL EQUIPMENT (0.7%)
Caterpillar, Inc.................................       120,700        4,616,775
Emerson Electric Co..............................       107,100        6,318,900
                                                                  --------------
                                                                      10,935,675
                                                                  --------------

POLLUTION CONTROL (0.2%)
Waste Management, Inc............................       118,900        2,422,588
                                                                  --------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    141,299,184
                                                                  --------------

TECHNOLOGY (29.2%)
COMPUTER PERIPHERALS (1.3%)
EMC Corp.+.......................................       110,600       12,864,163
Lexmark International Group, Inc., Class A+......        26,700        1,862,325
Quantum Corp.- DLT & Storage Systems+............        34,900          362,088
Seagate Technology, Inc.+........................       109,900        6,374,200
                                                                  --------------
                                                                      21,462,776
                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
COMPUTER SOFTWARE (5.7%)
Adobe Systems, Inc...............................        30,100   $    3,388,131
Autodesk, Inc....................................        13,300          494,594
BMC Software, Inc.+..............................        62,500        2,750,000
Citrix Systems, Inc.+............................        58,200        3,062,775
Computer Associates International, Inc...........       164,700        8,482,050
Microsoft Corp.+.................................       929,400       58,145,588
Network Associates, Inc.+........................         1,800           39,375
Oracle Corp.+....................................       145,500       10,457,813
Siebel Systems, Inc.+............................        42,000        4,914,000
Symantec Corp.+..................................        13,300          874,475
Tibco Software, Inc.+............................        14,200          789,875
                                                                  --------------
                                                                      93,398,676
                                                                  --------------

COMPUTER SYSTEMS (4.3%)
Apple Computer, Inc.+............................        34,600        2,906,400
Compaq Computer Corp.............................       235,600        6,184,500
Dell Computer Corp.+.............................        41,900        1,806,938
Hewlett-Packard Co...............................       142,400       17,105,800
International Business Machines Corp.............        85,000        9,121,563
Sun Microsystems, Inc.+..........................       363,900       27,883,838
Veritas Software Corp.+..........................        51,500        5,999,750
                                                                  --------------
                                                                      71,008,789
                                                                  --------------
ELECTRONICS (4.2%)
Cisco Systems, Inc.+(s)..........................     1,192,600       67,903,663
                                                                  --------------

INFORMATION PROCESSING (0.5%)
DoubleClick, Inc.+...............................        29,600        1,250,600
Exodus Communications, Inc.+.....................        19,200        1,354,800
Yahoo, Inc.+.....................................        43,600        4,929,525
                                                                  --------------
                                                                       7,534,925
                                                                  --------------
SEMICONDUCTORS (7.3%)
Advanced Micro Devices, Inc.+....................        30,900        2,516,419
Altera Corp.+....................................        32,500        2,790,938
Applied Materials, Inc.+.........................       183,900       15,355,650
Intel Corp.(s)...................................       570,400       71,121,750
Lattice Semiconductor Corp.+.....................        11,900          705,819
National Semiconductor Corp.+....................        37,800        2,031,750
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
SEMICONDUCTORS (CONTINUED)

Texas Instruments, Inc...........................       337,400   $   24,377,150
Xilinx, Inc.+....................................         7,700          586,163
                                                                  --------------
                                                                     119,485,639
                                                                  --------------

TELECOMMUNICATION SERVICES (1.6%)
Allegiance Telecom, Inc.+........................        20,000        1,057,500
Sprint Corp. (PCS Group)+........................        48,800        2,708,400
WorldCom, Inc.+..................................       572,900       21,555,363
                                                                  --------------
                                                                      25,321,263
                                                                  --------------

TELECOMMUNICATIONS-EQUIPMENT (4.3%)
JDS Uniphase Corp.+..............................         1,100           96,800
Lucent Technologies, Inc.........................       177,600       10,189,800
Motorola, Inc....................................       147,900       13,865,625
Nortel Networks Corp.(i).........................       649,500       35,275,969
QualComm, Inc.+..................................        61,400        4,075,425
Tellabs, Inc.+...................................        98,400        6,389,850
                                                                  --------------
                                                                      69,893,469
                                                                  --------------
  TOTAL TECHNOLOGY...............................                    476,009,200
                                                                  --------------

TRANSPORTATION (0.5%)
AIRLINES (0.1%)
Northwest Airlines Corp.+........................        14,400          409,500
Southwest Airlines Co............................        45,400          871,113
                                                                  --------------
                                                                       1,280,613
                                                                  --------------

RAILROADS (0.4%)
Burlington Northern Railroad Co..................        84,700        2,001,038
CSX Corp.........................................        39,300          854,775
Norfolk Southern Corp............................        69,800        1,243,313
Union Pacific Resources Group, Inc...............        62,100        2,627,606
                                                                  --------------
                                                                       6,726,732
                                                                  --------------
  TOTAL TRANSPORTATION...........................                      8,007,345
                                                                  --------------

UTILITIES (6.4%)
ELECTRIC (1.8%)
Allegheny Energy, Inc............................        10,900          337,219
Carolina Power & Light Co........................        93,600        3,217,500
Central & South West Corp........................       142,000        2,955,375
Cinergy Corp.....................................        41,000        1,091,625

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------  ---------------
ELECTRIC (CONTINUED)
CMS Energy Corp..................................        40,800   $      928,200
Dominion Resources, Inc..........................        65,700        3,005,775
DTE Energy Co....................................        49,200        1,700,475
Edison International.............................        76,900        1,643,738
Entergy Corp.....................................        65,000        1,885,000
FPL Group, Inc...................................        48,200        2,385,900
GPU, Inc.........................................        41,000        1,158,250
NiSource, Inc....................................        40,600          733,338
PG&E Corp........................................       106,100        2,751,969
Pinnacle West Capital Corp.......................        27,600          986,700
PPL Corp.........................................        53,100        1,254,488
TXU Corp.........................................        84,900        3,035,175
USEC, Inc........................................         6,600           30,525
Wisconsin Energy Corp............................        38,900          821,763
                                                                  --------------
                                                                      29,923,015
                                                                  --------------
GAS-PIPELINES (0.0%)
Enron Corp.......................................         2,800          204,050
                                                                  --------------

NATURAL GAS (0.4%)
Columbia Energy Group............................        25,600        1,656,000
El Paso Energy Corp..............................        45,000        2,317,500
Williams Companies, Inc..........................        73,600        3,059,000
                                                                  --------------
                                                                       7,032,500
                                                                  --------------

TELEPHONE (4.2%)
Global Crossing, Ltd.(i)+........................       209,400        5,248,088
ALLTEL Corp......................................        52,200        3,415,838
AT&T Corp........................................       334,200       11,592,563
Bell Atlantic Corp...............................       147,900        7,820,213
GTE Corp.........................................       204,700       12,947,275
Level 3 Communications, Inc.+....................         7,200          549,450
SBC Communications, Inc..........................       632,100       27,614,869
                                                                  --------------
                                                                      69,188,296
                                                                  --------------
  TOTAL UTILITIES................................                    106,347,861
                                                                  --------------
  TOTAL COMMON STOCKS
   (COST $1,428,543,392).........................                  1,587,314,256
                                                                  --------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------  ---------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
US Treasury Note, 5.38%
  due 07/31/00(s) (cost $3,838,665)..............  $  3,840,000   $    3,838,195
                                                                  --------------

SHORT-TERM INVESTMENTS (2.3%)
OTHER INVESTMENT COMPANIES (2.3%)
J.P. Morgan Institutional
  Prime Money Market
  Fund (cost $36,831,844)*.......................    36,831,844       36,831,844
                                                                  --------------
TOTAL INVESTMENTS
  (COST $1,469,213,901) (99.7%).................................   1,627,984,295
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)....................
                                                                       4,850,997
                                                                  --------------
NET ASSETS (100.0%).............................................  $1,632,835,292
                                                                  ==============

------------------------------
Note: Based on the cost of investments of $1,472,709,539 for federal income tax purposes at May 31, 2000 the aggregate gross unrealized appreciation and depreciation was $266,871,008 and $111,596,253, respectively, resulting in net unrealized appreciation of $155,274,755.

+ - Non-income producing security.

(i) - Foreign security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with brokers as initial margin for futures contracts. Total market value of securities segregated is $79,679,018.

* - Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

ADR - American Depository Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,469,213,901 )        $1,627,984,295
Cash                                                    1,349,989
Receivable for Investments Sold                        12,378,250
Dividends Receivable                                    2,058,185
Interest Receivable                                       305,700
Deferred Organization Expenses                              2,749
Prepaid Expenses and Other Assets                          10,049
                                                   --------------
    Total Assets                                    1,644,089,217
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      10,426,909
Advisory Fee Payable                                      477,746
Variation Margin Payable                                  150,466
Custody Fee Payable                                       130,279
Administrative Services Fee Payable                        33,271
Administration Fee Payable                                  2,075
Fund Services Fee Payable                                     888
Accrued Trustees' Fees and Expenses                         5,018
Accrued Expenses                                           27,273
                                                   --------------
    Total Liabilities                                  11,253,925
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,632,835,292
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $144,421)                                                  $19,379,620
Interest Income                                                   2,212,424
                                                                -----------
    Investment Income                                            21,592,044
EXPENSES
Advisory Fee                                       $ 5,016,217
Administrative Services Fee                            359,899
Custodian Fees and Expenses                            328,573
Professional Fees and Expenses                          47,786
Fund Services Fee                                       24,487
Trustees' Fees and Expenses                             20,190
Administration Fee                                      13,826
Printing Expenses                                        8,995
Amortization of Organization Expense                     1,737
Miscellaneous                                            1,186
                                                   -----------
    Total Expenses                                                5,822,896
                                                                -----------
NET INVESTMENT INCOME                                            15,769,148
NET REALIZED GAIN ON
  Investments                                       29,397,119
  Futures Contracts                                 (3,704,983)
                                                   -----------
    Net Realized Gain                                            25,692,136
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       25,636,155
  Futures Contracts                                    296,765
                                                   -----------
    Net Change in Unrealized Appreciation                        25,932,920
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $67,394,204
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                    MAY 31, 2000    MAY 31, 1999
                                                   --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   15,769,148  $    7,760,571
Net Realized Gain on Investments and Futures
  Contracts                                            25,692,136      34,862,292
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                    25,932,920      97,213,895
                                                   --------------  --------------
    Net Increase in Net Assets Resulting from
      Operations                                       67,394,204     139,836,758
                                                   --------------  --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         923,551,550     796,144,084
Withdrawals                                          (486,793,918)   (121,433,323)
                                                   --------------  --------------
    Net Increase from Investors' Transactions         436,757,632     674,710,761
                                                   --------------  --------------
    Total Increase in Net Assets                      504,151,836     814,547,519
NET ASSETS
Beginning of Fiscal Year                            1,128,683,456     314,135,937
                                                   --------------  --------------
End of Fiscal Year                                 $1,632,835,292  $1,128,683,456
                                                   ==============  ==============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                         FOR THE PERIOD
                                                                                        DECEMBER 30, 1996
                                                   FOR THE FISCAL YEAR ENDED MAY 31,    (COMMENCEMENT OF
                                                   ----------------------------------  OPERATIONS) THROUGH
                                                      2000        1999        1998        MAY 31, 1997
                                                   ----------  ----------  ----------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                         0.40%       0.42%       0.45%                 0.45%(a)
  Net Investment Income                                1.09%       1.18%       1.27%                 1.54%(a)
  Expenses without Reimbursement                       0.40%       0.42%       0.51%                 0.78%(a)
Portfolio Turnover                                    56.05%      50.64%      60.59%                20.47%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on December 30, 1996. The portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portoflio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   d) The portfolio incurred organization expenses in the amount of $9,049 which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.35% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the fiscal year ended May 31, 2000, such fees amounted to $5,067,613.

      The fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the fiscal year ended May 31, 2000, J.P.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      Morgan has agreed to reimburse the fund $51,396 under this agreement. Interest income included in the Statement of Operations for the year ended May 31, 2000 includes $1,209,254 of interest income from investment in affiliated Money Market Funds.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 2000, the fee for these services amounted to $13,826.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09 % on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 2000, the fee for these services amounted to $359,899.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.45% of the average daily net assets of the portfolio through September 30, 2000. This arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the fiscal year ended May 31, 2000, J.P. Morgan did not reimburse expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $24,487 for the fiscal year ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 2000, were as follows:

   COST OF        PROCEEDS
  PURCHASES      FROM SALES
--------------  ------------
$1,239,716,804  $799,827,350

Futures Transactions as of May 31, 2000 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT MAY 31, 2000

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
S & P 500, expiring June 2000....................            126   $    (410,793)  $44,799,300

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in the report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Disciplined Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Disciplined Equity Portfolio (the "portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, and for the period December 30, 1996 (commencement of operations) through May 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 2000

32